Summary of Pre-Tax Loss On Derivative Instruments Designated As Cash Flow Hedges In Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Jul. 01, 2016	Dec. 31, 2015
Designated as Hedging Instrument | Interest Rate Cap | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax loss on derivative instruments	$ (2,651)	$ (8,042)	$ 985